Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,694	$ 13,884
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	7,392	7,695
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,302	$ 6,189